COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	Mar. 31, 2029
Payments of lease liabilities, classified as financing activities	$ 1,072	$ 460
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	74
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	$ 887
Lease warehouse space [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	Mar. 31, 2029
Lease warehouse space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	$ 25
Lease warehouse space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	$ 297
Lease factory space [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	$ 20
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Payments of lease liabilities, classified as financing activities	$ 245